Fair Value of Financial Instruments - Schedule of Fair Value of Financial Instruments (Details) (10K) - USD ($)	Jul. 31, 2017	Jan. 31, 2017	Jul. 31, 2016	Jan. 31, 2016	Jan. 31, 2015
Warrant and convertible note derivative liability			$ 4,083	$ 3,293	$ 216,705
Fair Value, Inputs, Level 1 [Member]
Warrant and convertible note derivative liability
Fair Value, Inputs, Level 2 [Member]
Warrant and convertible note derivative liability
Fair Value, Inputs, Level 3 [Member]
Warrant and convertible note derivative liability